Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities
Net Loss	$ (1,769,556)	$ (1,464,796)	$ (2,077,993)	$ (805,815)
Stock based compensation expense	252,867	165,153	220,206	27,776
Costs and expenses paid on behalf of Company by Sanovas, net	569,657	236,739	358,126	616,057
Changes in operating assets and liabilities:
Increase in current assets			(58,856)
Increase in accounts payable	69,446	12,282	136,214	5,217
Increase in accrued interest	1,180
Total Adjustments	893,150	414,174
Net cash used in operating activities	(876,406)	(1,050,622)	(1,422,303)	(156,765)
Cash Flows From Financing Activities
Change in stockholders refund payable, net		(25,000)	(25,000)	25,000
Proceeds from common stock sold, net of costs	824,265	1,051,331	1,395,141	185,000
Proceeds from shareholder loans	73,000
Proceeds from exercise of warrants	13,500			896
Proceeds from exercise of options		250		250
Net cash provided by financing activities	910,765	1,026,331	1,370,141	211,146
Net increase (decrease) in cash	34,359	(24,291)	(52,162)	54,381
Cash at beginning of period	2,219	54,381	54,381
Cash at end of period	36,578	30,090	2,219	54,381
Supplemental information:
Retirement of due to Sanovas to capital through the issuance of common stock to Sanovas Ophthalmology LLC (Note C)	390,358	358,126	358,126	266,057
Capital contribution by Sanovas				$ 350,000